Investments (Details) € / shares in Units, $ / shares in Units, $ in Thousands	1 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Jan. 31, 2019 EUR (€)	Sep. 30, 2020 USD ($)	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 € / shares	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) shares	Sep. 30, 2019 EUR (€) shares	Dec. 21, 2018 USD ($) shares	Dec. 21, 2018 EUR (€) € / shares shares
Investments (Details) [Line Items]
Equity Method Investments | $	$ 1,553				$ 1,458	$ 1,553
Goodwill | $	$ 18,508					18,508			$ 20,190
Gain loss on investment (in Dollars) | $						464
Net losses from the investment (in Dollars) | $					$ 95	$ 4
Cansativa [Member]
Investments (Details) [Line Items]
Percentage of interest held	14.22%				9.00%	14.22%	9.00%
Gain loss on investment (in Dollars) | $	$ 211
Net losses from the investment (in Dollars) | $					$ 95	$ 4
Cansativa [Member] | Investment, Tranche One [Member]
Investments (Details) [Line Items]
Investment gross													€ 1,000,000
Minimum [Member]
Investments (Details) [Line Items]
Share Price (in Euro per share) | $ / shares					$ 12.5
Common Stock [Member]
Investments (Details) [Line Items]
Share Price (in Euro per share) | $ / shares					15
Common Stock [Member] | Cansativa [Member]
Investments (Details) [Line Items]
Number of shares registered and fully paid-in capital (in Shares) | shares												26,318	26,318
Common Stock [Member] | Minimum [Member]
Investments (Details) [Line Items]
Share Price (in Euro per share) | $ / shares					$ 18
Preferred Stock [Member] | Cansativa [Member]
Investments (Details) [Line Items]
Shares issued price per share (in Euro per share) | € / shares								€ 543.31
Seed Financing Round [Member]
Investments (Details) [Line Items]
Shares issued (in Shares) | shares												3,096	3,096
Seed Financing Round [Member] | Cansativa [Member]
Investments (Details) [Line Items]
Investments net													€ 7,000
Number of investment tranches												3	3
Percentage of interest held												10.53%	10.53%
Initial nominal payment		€ 996,820		€ 3,100
Share Price (in Euro per share) | € / shares				€ 1
Equity Method Investments					$ 1,075		€ 999,920
Equity Method Investments, Initial Amount							3,100
Capital reserve payment							€ 996,820
Investments additional										$ 722	€ 650,000
Equity method investments additional shares (in Shares) | shares										2,138	2,138
Investments consideration transferred net assets percentage										16.60%	16.60%
Net assets											€ 1,233,000
Goodwill											€ 1,122,000
Seed Financing Round [Member] | Cansativa [Member] | Investment, Tranche One [Member]
Investments (Details) [Line Items]
Investment gross												$ 1,075	€ 999,920
Seed Financing Round [Member] | Cansativa [Member] | Investment, Tranche Two [Member]
Investments (Details) [Line Items]
Investment gross													3,000,000
Gain loss on investment (in Dollars) | $			$ 370
Seed Financing Round [Member] | Cansativa [Member] | Investment, Tranche Three [Member]
Investments (Details) [Line Items]
Investment gross													€ 3,000,000
Seed Financing Round [Member] | Cansativa [Member]
Investments (Details) [Line Items]
Shares issued (in Shares) | shares												3,096	3,096
Shares issued price per share (in Euro per share) | € / shares													€ 322,970
Investments fully diluted pre-money valuation													€ 8,500,000
Seed Financing Round [Member] | Minimum [Member] | Cansativa, Employee Stock Ownership Plan (ESOP) [Member] | Cansativa [Member]
Investments (Details) [Line Items]
Percentage of interest held	16.59%					16.59%
Seed Financing Round [Member] | Maximum [Member] | Cansativa, Employee Stock Ownership Plan (ESOP) [Member] | Cansativa [Member]
Investments (Details) [Line Items]
Percentage of interest held	15.80%					15.80%
Seed Financing Round [Member] | Preferred Stock [Member] | Cansativa [Member]
Investments (Details) [Line Items]
Shares issued price per share (in Euro per share) | € / shares													€ 322,970
Seed Financing Round [Member] | Preferred Stock [Member] | Minimum [Member] | Cansativa [Member]
Investments (Details) [Line Items]
Percentage of interest held	15.80%					15.80%
Seed Financing Round [Member] | Preferred Stock [Member] | Maximum [Member] | Cansativa [Member]
Investments (Details) [Line Items]
Percentage of interest held	14.22%					14.22%